Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2060 Fund	May 30, 2023
Fidelity Freedom Index 2060 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.20%)
Past 5 years	5.24%
Since Inception	6.65%
Fidelity Freedom Index 2060 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.61%)
Past 5 years	4.41%
Since Inception	5.88%
Fidelity Freedom Index 2060 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.53%)
Past 5 years	3.94%
Since Inception	5.14%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.68%	[1]
F1067
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Since Inception	6.80%	[1]

[1]	A From August 5, 2014